Label	Element	Value
Lazard Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock

THE LAZARD FUNDS, INC.

Supplement to Current Prospectus

Lazard Emerging Markets Debt Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Emerging Markets Debt Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.21%	.40%	1.46%
Total Annual Portfolio Operating Expenses	.96%	1.40%	2.21%
Fee Waiver and Expense Reimbursement*	.01%	.20%	1.31%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	.95%	1.20%	.90%

*	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2018 through May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces “Example” in the Summary Prospectus and “Summary Section—Lazard Emerging Markets Debt Portfolio—Example” in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$305	$530	$1,177
Open Shares	$122	$423	$747	$1,662
R6 Shares	$92	$319	$565	$1,269

Dated: June 22, 2017

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Debt Portfolio